Derivatives - Analysis of cash flow reserve and foreign exchange reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Continuing cash flow hedge reserve	£ (559)	£ 292
Continuing foreign exchange hedge reserve	(706)	(788)
Cash flow hedge reserve, amount recognised in equity	(687)	321
Foreign exchange hedge reserve, amount recognised in equity	88	(57)
Amount transferred from equity to earnings, cash flow hedge reserve	(161)	(50)
Amount transferred from equity to earnings, foreign exchange hedge reserve		2
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Continuing cash flow hedge reserve	(295)	695
De-designated cash flow hedge reserve	(297)	(424)
Cash flow hedge reserve, amount recognised in equity	(700)	318
Interest rate risk | Net interest income
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedge reserve	(181)	(19)
Interest rate risk | Non interest income
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedge reserve	20
Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Continuing cash flow hedge reserve	23	22
Continuing foreign exchange hedge reserve	53	(13)
De-designated cash flow hedge reserve	10	(1)
De-designated foreign exchange hedge reserve	(759)	(775)
Cash flow hedge reserve, amount recognised in equity	13	3
Foreign exchange hedge reserve, amount recognised in equity	88	(57)
Exchange rate risk | Net interest income
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedge reserve	(4)	(35)
Amount transferred from equity to earnings, foreign exchange hedge reserve	2
Exchange rate risk | Non interest income
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedge reserve	1
Amount transferred from equity to earnings, foreign exchange hedge reserve	(2)	2
Exchange rate risk | Operating expenses
Disclosure of detailed information about hedged items [line items]
Amount transferred from equity to earnings, cash flow hedge reserve	£ 3	£ 4